Costs and Estimated Earnings on Uncompleted Contracts (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Costs and estimated earnings on uncompleted contracts
Costs incurred on uncompleted contracts	$ 323,411,000	$ 316,722,000
Provision for loss on uncompleted contracts
Estimated income	34,697,000	40,488,000
Cost on uncompleted contracts, net	358,108,000	357,210,000
Less: billings to date	(371,665,000)	(372,339,000)
Cost in excess of billing on uncompleted contracts, net	$ (13,557,000)	(15,129,000)
Successor [Member]
Costs and estimated earnings on uncompleted contracts
Costs incurred on uncompleted contracts		316,722
Provision for loss on uncompleted contracts
Estimated income		40,488
Cost on uncompleted contracts, net		357,210
Less: billings to date		(372,339)
Cost in excess of billing on uncompleted contracts, net		$ (15,129)
Predecessor [Member]
Costs and estimated earnings on uncompleted contracts
Costs incurred on uncompleted contracts			$ 18,363
Provision for loss on uncompleted contracts
Estimated income			6,786
Cost on uncompleted contracts, net			25,149
Less: billings to date			(53,173)
Cost in excess of billing on uncompleted contracts, net			$ (28,024)